Offerings	Sep. 21, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	54,731
Proposed Maximum Offering Price per Unit | $ / shares	18.39
Maximum Aggregate Offering Price	$ 1,006,503.09
Amount of Registration Fee	$ 139.00
Offering Note	The Registrant previously paid $139.00 in filing fees in reliance on Rule 457(c) under the Securities Act of 1933 (“Securities Act”) in connection with the initial filing of this Registration Statement on May 19, 2026. The maximum aggregate offering price was estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on May 15, 2026, in accordance with Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	2,345,269
Proposed Maximum Offering Price per Unit | $ / shares	17.30
Maximum Aggregate Offering Price	$ 40,573,153.70
Amount of Registration Fee	$ 5,603.15
Offering Note	The Registrant previously paid $5,603.15 in filing fees in reliance on Rule 457(c) under the Securities Act in connection with the filing of Pre-Effective Amendment No. 1 to this Registration Statement on August 3, 2026. The maximum aggregate offering price was estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on July 27, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.